Regulatory requirements - Additional information (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 JPY (¥)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 capital ratio	6.77%	6.77%
Tier 1 capital ratio	8.27%	8.27%
Capital adequacy ratio	10.27%	10.27%
Quantified total of business risk	120.00%	120.00%
Segregated client cash recognized as an asset in Deposits with stock exchanges and other segregated cash | ¥	¥ 131,992		¥ 94,483
Segregated securities recognized as assets in Trading assets and Collateralized agreements | ¥	¥ 768,495		¥ 768,616
NSC [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Quantified total of business risk	120.00%	120.00%	120.00%
NFPS [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Quantified total of business risk	120.00%	120.00%	120.00%
NSI [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net capital defined under the alternative method		$ 1,000,000
Ratio of net capital under the alternative method	2.00%	2.00%
Percentage of total risk margin requirement	8.00%	8.00%
Amount of maintenance of net capital as cash		$ 1,000,000
NGFP [Membrer]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net capital defined under the alternative method		20,000,000
ILLC [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net capital defined under the alternative method		$ 1,000,000
Ratio of net capital under the alternative method	2.00%	2.00%
Minimum capital required		$ 45,000